CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains arising during the period, tax effect	$ (6,047)	$ (4,647)	$ (6,691)	$ (8,433)	$ 14,691	$ 1,249	$ (2,442)
Reclassification adjustments for (gains) realized in net income, tax effect	(90)	375	(60)	399	1,377	432	250
Unrealized (losses) gains arising during the period, tax effect	(1,805)	(5,671)	(1,225)	(11,875)	2,712	(2,748)
Reclassification adjustments for (gains) realized in net income, tax effect	$ 430	$ 1,329	$ 1,118	$ 1,984	4,149	1,798
Reclassification adjustments for losses realized in net income, tax effect					$ (77)	$ (58)	$ (63)